UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 13, 2008


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 88


Form 13F Information Table Value Total: $124,713





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2453    35250 SH       SOLE                    31975              3275
Allied Irish                   COM              019228402      262     8500 SH       SOLE                     8500
Altria Group                   COM              02209S103      523    25456 SH       SOLE                    24081              1375
American Express               COM              025816109      367     9750 SH       SOLE                     9750
American Int'l Group           COM              026874107     1486    56145 SH       SOLE                    47995              8150
Anheuser-Busch                 COM              035229103     3980    64070 SH       SOLE                    52745             11325
Apollo Group Cl A              COM              037604105      418     9450 SH       SOLE                     6650              2800
Avon Products                  COM              054303102     1890    52475 SH       SOLE                    46550              5925
Bed Bath & Beyond              COM              075896100     1431    50910 SH       SOLE                    41910              9000
Berkshire Hathaway A           COM              084670108     5434       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     9135     2277 SH       SOLE                     2083               194
CBS Corp. Cl B                 COM              124857202      202    10362 SH       SOLE                     8362              2000
Cablevision Systems            COM              12686C109     1732    76641 SH       SOLE                    60975             15666
Cadbury PLC                    COM              12721e102     1429    28393 SH       SOLE                    25881              2512
Cintas Corp.                   COM              172908105      918    34615 SH       SOLE                    28465              6150
Citigroup, Inc.                COM              172967101     1742   103960 SH       SOLE                    87310             16650
Clarcor, Inc.                  COM              179895107      228     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2393    46040 SH       SOLE                    40590              5450
Comcast A SPCL                 COM              20030N200     3185   169800 SH       SOLE                   139650             30150
Comcast Corp. A                COM              20030N101      190    10030 SH       SOLE                    10030
ConocoPhillips                 COM              20825C104      542     5744 SH       SOLE                     5348               396
Costco Wholesale               COM              22160K105     1749    24940 SH       SOLE                    23340              1600
Covidien, Ltd.                 COM              g2552x108      812    16958 SH       SOLE                    13904              3054
D&E Communications             COM              232860106      118    13314 SH       SOLE                    13314
Diageo PLC ADR                 COM              25243Q205      875    11850 SH       SOLE                    11250               600
Donegal Group A                COM              257701201      183    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1639    78125 SH       SOLE                    69575              8550
Dress Barn                     COM              261570105      276    20650 SH       SOLE                    20650
Expedia, Inc.                  COM              30212p105      273    14849 SH       SOLE                    14662               187
ExxonMobil Corp.               COM              30231G102     2795    31712 SH       SOLE                    21271             10441
Fulton Financial               COM              360271100      111    11046 SH       SOLE                    11046
General Electric               COM              369604103     1225    45892 SH       SOLE                    37592              8300
Genuine Parts                  COM              372460105      237     5965 SH       SOLE                     5965
Harley Davidson                COM              412822108     2365    65215 SH       SOLE                    54515             10700
Helmerich & Payne              COM              423452101      429     5950 SH       SOLE                     5950
Hershey Company                COM              427866108      217     6630 SH       SOLE                     3630              3000
Home Depot                     COM              437076102      821    35055 SH       SOLE                    29805              5250
Int'l Game Tech.               COM              459902102      909    36385 SH       SOLE                    29135              7250
International Speedway         COM              460335201      327     8390 SH       SOLE                     8390
Interpublic Group              COM              460690100      159    18500 SH       SOLE                    18500
J & J Snack Foods              COM              466032109      266     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     4042    62821 SH       SOLE                    51830             10991
K-Swiss Inc. A                 COM              482686102      223    15150 SH       SOLE                    15150
Kraft Foods                    COM              50075n104      272     9575 SH       SOLE                     9575
Laboratory Corp.               COM              50540R409      514     7375 SH       SOLE                     6675               700
Lawson Products                COM              520776105      229     9250 SH       SOLE                     9250
Liberty Entertainment A        COM              53071m500     1405    57982 SH       SOLE                    46558             11424
Liberty Interactive A          COM              53071m104      949    64269 SH       SOLE                    50360             13909
Loews Corp.                    COM              540424108      549    11713 SH       SOLE                     7662              4051
Manpower, Inc.                 COM              56418H100      237     4065 SH       SOLE                     4065
Marathon Oil                   COM              565849106      241     4650 SH       SOLE                     4650
Martin Marietta Matrls.        COM              573284106     2185    21096 SH       SOLE                    16506              4590
McGrath Rentcorp               COM              580589109      204     8300 SH       SOLE                     8300
Met-Pro Corp.                  COM              590876306      228    17066 SH       SOLE                    17066
Microsoft Corp.                COM              594918104     4946   179790 SH       SOLE                   147890             31900
Mohawk Industries              COM              608190104     4869    75960 SH       SOLE                    65960             10000
Moody's Corp.                  COM              615369105      891    25870 SH       SOLE                    22170              3700
Nat'l Penn Bancshares          COM              637138108      299    22504 SH       SOLE                    19451              3053
Nestle Reg ADR                 COM              641069406     4478    39530 SH       SOLE                    34680              4850
Nutraceutical Int'l Corp.      COM              67060Y101      157    13100 SH       SOLE                    13100
PepsiCo, Inc.                  COM              713448108      200     3146 SH       SOLE                     3146
Pfizer, Inc.                   COM              717081103      481    27542 SH       SOLE                     9375             18167
Philip Morris Int'l Inc.       COM              718172109     1287    26056 SH       SOLE                    23981              2075
Pioneer Nat'l Res. Co.         COM              723787107     1041    13300 SH       SOLE                    11160              2140
Procter & Gamble               COM              742718109      654    10755 SH       SOLE                     8930              1825
Progressive Corp.              COM              743315103     6785   362450 SH       SOLE                   290925             71525
Risk, George Ind.              COM              767720204      232    34400 SH       SOLE                    34400
Sara Lee                       COM              803111103      135    11000 SH       SOLE                    11000
Scripps (E.W.) Co.             COM              811054204     1728    41600 SH       SOLE                    38825              2775
Sovereign Bancorp              COM              845905108      343    46564 SH       SOLE                    46564
T J X Companies                COM              872540109     4846   154000 SH       SOLE                   131050             22950
Teledyne Technologies          COM              879360105      244     5000 SH       SOLE                     5000
Telephone & Data Sys.          COM              879433100     1266    26775 SH       SOLE                    23600              3175
Thor Industries                COM              885160101      381    17925 SH       SOLE                    16325              1600
Tiffany & Company              COM              886547108     3400    83435 SH       SOLE                    75085              8350
Timberland Co Cl C             COM              887100105      540    33050 SH       SOLE                    33050
Time Warner                    COM              887317105      667    45075 SH       SOLE                    44175               900
Tyco International             COM              902124106      484    12078 SH       SOLE                     9924              2154
USG Corp.                      COM              903293405     1003    33905 SH       SOLE                    27505              6400
United Health Group            COM              91324P102     2292    87320 SH       SOLE                    71820             15500
Unitrin, Inc.                  COM              913275103      318    11525 SH       SOLE                     7725              3800
Wachovia Corp.                 COM              929903102      658    42355 SH       SOLE                    42355
Wal-Mart Stores                COM              931142103     4003    71233 SH       SOLE                    61733              9500
Walgreen Co.                   COM              931422109     1433    44075 SH       SOLE                    35475              8600
Washington Post Cl B           COM              939640108     4289     7308 SH       SOLE                     6238              1070
Wells Fargo                    COM              949746101     1619    68155 SH       SOLE                    49770             18385
Whirlpool Corp.                COM              963320106     1738    28160 SH       SOLE                    22235              5925
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000

